Pledged assets and collateral	12 Months Ended
Mar. 31, 2013
Pledged assets and collateral

8. Pledged assets and collateral

The following amounts, by balance sheet classifications, have been pledged as collateral for borrowings and for other purposes at March 31, 2012 and 2013:

	2012	2013
	(in billions of yen)
Interest-bearing deposits in other banks	47	28
Trading account assets	12,124	13,752
Available-for-sale securities	17,912	15,939
Loans	9,107	8,860
Other assets	1,009	900

Total	40,199	39,479

The associated liabilities collateralized by the above assets at March 31, 2012 and 2013 are summarized below:

	2012	2013
	(in billions of yen)
Deposits	450	259
Call money and funds purchased	1,596	1,580
Payables under repurchase agreements	5,393	7,726
Payables under securities lending transactions	7,635	11,092
Other short-term borrowings	9,825	5,626
Long-term debt	3,129	321

Total	28,028	26,604

The Bank of Japan (“the BOJ”) requires private depository institutions to maintain a certain amount of funds as reserves in current accounts with the BOJ, based on average deposit balances and certain other factors. There are similar reserve deposit requirements for foreign offices engaged in banking businesses in foreign countries. At March 31, 2012 and 2013, the deposit amounts maintained with the BOJ and foreign central banks, which were included in Cash and due from banks and Interest-bearing deposits in other banks, were ¥5,656 billion and ¥10,507 billion, respectively. Those balances included the reserve funds required to be maintained by the MHFG Group, which amounted to ¥1,050 billion and ¥1,099 billion at March 31, 2012 and 2013, respectively.

At March 31, 2012 and 2013, the MHFG Group had received collateral that can be sold or repledged, with a fair value of ¥14,704 billion and ¥15,501 billion, respectively, of which ¥11,859 billion and ¥13,834 billion, respectively, were sold or repledged. Such collateral was primarily obtained under resale or securities borrowing agreements, and was used generally as collateral under repurchase or securities lending agreements, or to cover short sales.